Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements of Cash Flows
Net loss	$ (200)	$ (164)	$ (149)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred charges	19	19	19
Changes in assets and liabilities:
Interest receivable	72	73	72
Other current assets	0	0	1
Accrued interest payable	(71)	(72)	(71)
Other current liabilities	54	(1)	(15)
Net cash used in operating activities	(126)	(145)	(143)
Investing activities:
Finance lease payments received	3,461	3,458	3,433
Change in restricted cash and investments	20	42	65
Net cash provided by investing activities	3,481	3,500	3,498
Financing activities:
Repayment of debt	(3,355)	(3,355)	(3,355)
Net cash used in financing activities	(3,355)	(3,355)	(3,355)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at start of the year	0	0	0
Cash and cash equivalents at end of the year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 1,286	$ 1,572	$ 1,858